Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	WILSHIRE VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001026708
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Wilshire Global Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

June 25, 2019

IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE VARIABLE INSURANCE TRUST
Wilshire Global Allocation Fund

Supplement to the Summary Prospectus and Statutory Prospectus,
each dated April 30, 2019

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS AND PROSPECTUS OF THE WILSHIRE GLOBAL ALLOCATION FUND (THE "FUND").

On May 20, 2019, the Board of Trustees (the "Board") approved a change to the Fund's primary benchmark from the MSCI All Country World Index ex U.S. ("MSCI ACWI ex-US") to the MSCI All Country World Index ex-US Investable Market Index (the "MSCI ACWI ex-US IMI"), and to the Fund's blended benchmark index (the "Blended Index") such that the Blended Index would consist of 65% MSCI ACWI ex-US IMI and 35% Bloomberg Barclays Global Aggregate Index (Hedged), effective June 28, 2019. The Summary Prospectus and Prospectus of the Fund are supplemented as detailed below.

The Average Annual Total Returns presented under the heading "Past Performance" of the Summary Prospectus and Prospectus of the Fund is amended to include the MSCI ACWI ex-US IMI as set forth below.

Average Annual Total Returns (periods ended December 31, 2018)
	1 year	5 years	10 years
Global Allocation Fund	(7.30)%	2.88%	7.11%
MSCI All Country World Index ex-US Investable Market Index(1) (reflects no deduction for fees, expenses and taxes)	(14.76)%	0.85%	6.97%
MSCI All Country World Index(1) (net, reflects no deduction for fees, expenses or certain taxes)	(9.42)%	4.26%	9.51%
Bloomberg Barclays Global Aggregate Bond Index (Hedged) (reflects no deduction for fees, expenses or taxes)	1.76%	3.44%	3.77%
Stock/Bond Composite(2) (reflects no deduction for fees, expenses or taxes)	(9.10)%	1.92%	6.17%

(1)	This table compares the Funds average annual total returns for the period ended December 31, 2018 to those of the MSCI All Country World Index ex-US Investable Market Index and the MSCI All Country World Index ex US. Effective June 28, 2019, the Funds benchmark changed from the MSCI All Country World Index ex US to the MSCI All Country World Index ex-US Investable Market Index based upon the Advisers determination that the MSCI All Country World Index ex-US Investable Market Index more closely aligns with the investment strategy of the Fund.

(2)	The Stock/Bond Composite shown above consists of 65% MSCI All Country World Index ex-US Investable Market Index and 35% Bloomberg Barclays Global Aggregate Index (Hedged).

If you have any questions regarding the Fund, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.